Investments (Details) - Schedule of Net Unrealized Gain (Loss) on Investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Net Unrealized Gain Loss On Investments Abstract
Unrealized gain (loss) on equity securities	$ 3,080	$ (3,561)	$ 707
Unrealized gain (loss) on other investments	989	(2,225)	912
Unrealized (loss) gain on equity-method investments at fair value	(1,385)	274	(5,328)
Total net unrealized gain (loss) on investments	$ 2,684	$ (5,512)	$ (3,709)